Goldman Sachs MarketBeta Emerging Markets Equity ETF Expense Example - Goldman Sachs MarketBeta Emerging Markets Equity ETF - Goldman Sachs MarketBeta Emerging Markets Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	243
Expense Example, with Redemption, 10 Years	$ 558